UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

            Read Instructions at end of Form before preparing Form.



      1.      Name and address of issuer:

                     Salomon Smith Barney Inc.
                     388 Greenwich Street, 23rd Floor
                     New York, NY 10013


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      2.      The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer,  check the box but do not list series or
              classes): |_|

                     Tax-Exempt Securities Trust, Series 332
                     National Trust 167


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      3.      Investment Company Act File Number:

                                                               811-2560
              Securities Act File Number:
                                                               33-37014

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      4(a).   Last day of fiscal year for which this Form is filed:

                                                          December 31, 1998


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      4(b)./ /  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).  (See Instruction A.2)


      Note:  If the Form is being filed late, interest must be paid on the registration fee due.


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      4(c)./ /  Check box if this is the last time the issuer will be filing this Form.





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746695.1


      5. Calculation of registration fee:

      (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):                                                                   $      -0-
                                                                                                                 ---------
      (ii)    Aggregate price of securities redeemed or
              repurchased during the fiscal year:                                              $     605,619
                                                                                                   ---------
      (iii)   Aggregate price of securities redeemed or
              repurchased during any prior fiscal year ending no
              earlier than October 11, 1995 that were not previously
              used to reduce registration fees payable to the
              Commission:                                                                      $     752,990
                                                                                                   ---------
      (iv)    Total available redemption credits [add items 5(ii) and 5(iii)]:
                                                                                                                $1,358,609
                                                                                                                 ---------
      (v)     Net sales -- if Item 5(i) is  greater  than Item  5(iv)  [subtract
              Item 5(iv) from Item 5(i)]:
                                                                                                                $    - 0 -
                                                                                                                 ---------
      (vi)    Redemption credits available for use in future years

              ___  if Item 5(i) is less than Item 5(iv) [subtract Item
              5(iv) from Item 5(i)]:
                                                                                               $( 1,358,609)
                                                                                                ------------
      (vii)   Multiplier for determining registration fee (See Instruction C.9):
                                                                                                                x  .000278
                                                                                                                 ---------
      (viii)  Registration  fee due [multiply  Item 5(v) by Item 5(vii)]  (enter

              "0" if no fee is due):
                                                                                                                =$   - 0 -
                                                                                                                  ========
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      6.      Prepaid Shares

      If the  response to Item 5(i) was  determined  by  deducting  an amount of securities that were registered  under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of  securities  (number of shares or other  units)  deducted  here: 0 . If there is a number of shares or other units that were  registered  pursuant to rule 24e-2  remaining  unsold at the end of the  fiscal  year for which this  form is filed  that are  available  for use by the  issuer in future fiscal years, then state that number here: 0 .
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      7.      Interest due -- if this Form is being filed more than 90
              days after the end of the issuer's fiscal year  (see
              Instruction D):                                                                                   +$       0
                                                                                                                ----------
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      8.      Total of the amount of the  registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                                                                =$   - 0 -
                                                                                                                  ========
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      9.      Date the registration fee and any interest payment was sent to the
              Commission's lockbox depository:

                     Method of Delivery:

                                                    / /    Wire Transfer
                                                    / /    Mail or other means

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746695.1

                                   SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



         By (Signature and Title)*             /s/GINA LEMON
                                               ------------------------
                                               Gina Lemon
                                               Authorized Signatory




     Date:  3/25/99

  *Please print the name and title of the signing officer below the signature.

746695.1